BOND FUND OF AMERICA INC (Prospectus Summary) | BOND FUND OF AMERICA INC
The Bond Fund of AmericaSM
Investment objective
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 65 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees BOND FUND OF AMERICA INC (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	none	none	3.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BOND FUND OF AMERICA INC	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.15%	0.15%	0.19%	0.17%	0.15%	0.25%	0.26%	0.25%	0.23%	0.25%	0.17%	0.43%	0.23%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.60%	1.36%	1.40%	0.63%	0.36%	0.68%	1.47%	1.46%	0.94%	0.46%	1.38%	1.39%	0.94%	0.62%	0.32%	0.27%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BOND FUND OF AMERICA INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	434	560	697	1,097
Class B	638	831	945	1,427
Class C	243	443	766	1,680
Class F-1	64	202	351	786
Class F-2	37	116	202	456
Class 529-A	462	624	798	1,295
Class 529-B	669	904	1,060	1,645
Class 529-C	268	501	855	1,846
Class 529-E	116	339	578	1,258
Class 529-F-1	67	187	317	686
Class R-1	140	437	755	1,657
Class R-2	142	440	761	1,669
Class R-3	96	300	520	1,155
Class R-4	63	199	346	774
Class R-5	33	103	180	406
Class R-6	28	87	152	343

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption BOND FUND OF AMERICA INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	138	431	745	1,427
Class C	143	443	766	1,680
Class 529-B	169	504	860	1,645
Class 529-C	168	501	855	1,846

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 154% of the average value of its portfolio. The fund's portfolio turnover was primarily due to the fund investing in securities issued by the U.S. government and its agencies and instrumentalities. These securities typically have lower transaction costs than other types of securities, such as stocks and corporate bonds.
Principal investment strategies
The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities.
The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally
Recognized Statistical Ratings Organizations designated by the fund's investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund's investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S.
government. The fund invests in debt securities with a wide range of maturities.

The fund's current practice is not to invest more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical
Ratings Organizations designated by the fund's investment adviser or in debt securities that are unrated but determined by the fund's investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as "junk bonds."

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.
government.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Investment Grade Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. The Consumer
Price Index provides a comparison of the fund's results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period were: Highest 7.36% (quarter ended June 30, 2009) Lowest -6.82% (quarter ended September 30, 2008)
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns BOND FUND OF AMERICA INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	2.55%	2.77%	4.54%	8.26%	May 28, 1974
Class A After Taxes on Distributions	Share class A - After taxes on distributions	1.35%	1.13%	2.72%
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	1.64%	1.38%	2.79%
Class B	Share classes B (before taxes)	0.70%	2.46%	4.32%	4.69%	Mar. 15, 2000
Class C	Share classes C (before taxes)	4.66%	2.75%	4.10%	4.12%	Mar. 15, 2001
Class F-1	Share classes F-1 (before taxes)	6.48%	3.56%	4.92%	4.87%	Mar. 15, 2001
Class F-2	Share classes F-2 (before taxes)	6.76%			5.38%	Aug. 04, 2008
Class 529-A	Share classes 529-A (before taxes)	2.47%	2.71%		4.48%	Feb. 15, 2002
Class 529-B	Share classes 529-B (before taxes)	0.58%	2.34%		4.17%	Feb. 15, 2002
Class 529-C	Share classes 529-C (before taxes)	4.59%	2.69%		4.05%	Feb. 19, 2002
Class 529-E	Share classes 529-E (before taxes)	6.14%	3.21%		4.60%	Mar. 07, 2002
Class 529-F-1	Share classes 529-F-1 (before taxes)	6.65%	3.72%		5.28%	Sep. 26, 2002
Class R-1	Share classes R-1 (before taxes)	5.68%	2.75%		4.13%	Jun. 11, 2002
Class R-2	Share classes R-2 (before taxes)	5.67%	2.72%		4.08%	May 31, 2002
Class R-3	Share classes R-3 (before taxes)	6.15%	3.22%		4.52%	Jun. 04, 2002
Class R-4	Share classes R-4 (before taxes)	6.48%	3.54%		4.92%	May 20, 2002
Class R-5	Share classes R-5 (before taxes)	6.80%	3.85%		5.26%	May 15, 2002
Class R-6	Share classes R-6 (before taxes)	6.85%			10.23%	May 01, 2009
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	7.84%	6.50%	5.78%
Lipper Intermediate Investment Grade Debt Funds Average	Lipper Intermediate Investment Grade Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	6.22%	5.63%	5.18%	7.77%	May 28, 1974
Consumer Price Index	Consumer Price Index	2.96%	2.26%	2.48%	4.17%	May 28, 1974

Class A annualized 30-day yield at December 31, 2011: 2.61% (For current yield information, please call American FundsLine® at 800/325-3590.)